ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
SCHEDULE OF ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

	September 30, 2022	December 31, 2021
	(Unaudited)
Credit Cards	$40,301	$21,451
Refund Liability	50,121	74,384
Deferred Revenue	68,917	63,009
Payroll liabilities	9,128	-
Payroll tax liabilities	84	7,441
Accrued interest	23,243	9,417
Other liabilities	1,818	-
Net balance	$193,612	$175,702

	December 31,	December 31,
	2021	2020
Credit Cards	$21,451	$-
Refund Liability	74,384	-
Deferred Revenue	63,009	-
Payroll liabilities	-	6,945
Payroll tax liabilities	7,441	786
Accrued interest	9,417	2,697
Net balance	$175,702	$10,428